SHORT-TERM INVESTMENTS (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SHORT-TERM INVESTMENTS
Cost	8,627	15,939
Exchange difference	(1,674)	(1,483)
Accumulated unrealized (loss) gains	174	1,119
Net carrying amount	7,127	15,575
Corporate Bonds
SHORT-TERM INVESTMENTS
Cost	8,627	15,939
Exchange difference	(1,674)	(1,483)
Accumulated unrealized (loss) gains	174	1,119
Net carrying amount	7,127	15,575
Amount of corporate bonds sold during the period	7,312	7,717
Investment gain	497	226